Deposits (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Deposits	R$ 11,995,288	R$ 3,133,996	R$ 766,086
Current	10,100,599	3,056,444
Non-Current	1,894,689	77,552
Due within 30 days
Disclosure of maturity analysis for derivative financial liabilities [line items]
Deposits	864,864	646,232
Due within 31 to 120 days
Disclosure of maturity analysis for derivative financial liabilities [line items]
Deposits	3,253,826	1,029,936
Due within 121 to 180 days
Disclosure of maturity analysis for derivative financial liabilities [line items]
Deposits	1,945,917	313,008
Due within 181 to 360 days
Disclosure of maturity analysis for derivative financial liabilities [line items]
Deposits	4,035,992	1,067,268
Due to 361 days or more days
Disclosure of maturity analysis for derivative financial liabilities [line items]
Deposits	1,894,689	77,552
Certificate of Deposit
Disclosure of maturity analysis for derivative financial liabilities [line items]
Deposits	R$ 9,806,062	R$ 2,510,818
Basis of interest rate risk exposure to CDI (percent)	117.00%	163.00%
Liabilities of Swaps	R$ 22,289
Certificate of Deposit | IPCA [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Deposits	2,080,779
Interbank deposits
Disclosure of maturity analysis for derivative financial liabilities [line items]
Deposits	R$ 2,101,152	R$ 404,998
Basis of interest rate risk exposure to CDI (percent)	111.00%	118.00%
Corporate Securities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Deposits	R$ 88,074	R$ 218,180
Basis of interest rate risk exposure to CDI (percent)	141.00%	152.00%